Provisions - Schedule of defined benefit obligation expenses recognized in the consolidated income statements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	€ 42	€ 65	€ 73
Post-employment plans | Spain
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	2	3	5
Interest cost (net)	42	48	24
Expected return on insurance contracts linked to pensions	(4)	(4)	(1)
Actuarial (gains)/losses recognised in the year	0	0	0
Past service cost	2	2	13
Pre-retirement cost	0	0	0
Other	(1)	(8)	(39)
Post-employment benefit expense in profit or loss, defined benefit plans	41	41	2
Other similar obligations | Spain
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1	1	1
Interest cost (net)	30	25	11
Expected return on insurance contracts linked to pensions	0	0	0
Actuarial (gains)/losses recognised in the year	7	(67)	(15)
Past service cost	13	0	0
Pre-retirement cost	160	92	139
Other	(1)	0	(55)
Post-employment benefit expense in profit or loss, defined benefit plans	€ 210	€ 51	€ 81